Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Notes To Financial Statements [Abstract]
Disclosure of currency exposure
	December 31, 2019	December 31, 2018

Financial assets denominated in foreign currencies	$55	$89
Financial liabilities denominated in foreign currencies	(80)	(57)
Net exposure	$(25)	$32